Deposits - Schedule of Deposit Current and Non Current (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current assets
Term deposits held against bank guarantees	$ 3,796	$ 401
Supplier deposits	11,879	4,511
Total current deposits	15,675	4,912
Non-current assets
Term deposits held against bank guarantees		1,350
Total non-current deposits	$ 0	$ 1,350